Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Identified intangible assets
Carrying Amount	$ 60,697	$ 60,697
Accumulated Amortization	60,672	60,544
Total identified intangibles, Net	25	153
Amortization expense	128	644	$ 2,389
Estimated amortization expense for each of the five succeeding fiscal years and thereafter
2017	25
Total	25
Changes in carrying amount of goodwill	0	0
Core deposit premium
Identified intangible assets
Carrying Amount	58,675	58,675
Accumulated Amortization	58,650	58,522
Total identified intangibles, Net	25	153
Identified intangible (contract rights)
Identified intangible assets
Carrying Amount	2,022	2,022
Accumulated Amortization	$ 2,022	$ 2,022